Long-term Investments (Details 2) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2015 CNY (¥)	Aug. 31, 2013 CNY (¥)	Dec. 31, 2019 CNY (¥) LimitedPartnership	Dec. 31, 2019 USD ($) LimitedPartnership	Dec. 31, 2018 CNY (¥) LimitedPartnership	Dec. 31, 2017 CNY (¥)
Investments in equity method investees
Equity share of earnings (losses)			¥ 4,322,000	$ 621	¥ (98,301,000)	¥ (12,232,000)
Consideration in cash			450,695,000	$ 64,738	272,451,000	235,769,000
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values			3,551,545,000		612,465,000
Fair value (loss)/gain of equity investments with readily determinable fair values			763,200,000		(215,800,000)
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Upward adjustments to the carrying value of equity securities without readily determinable fair value			0		0
Investment income, net
Investments in equity method investees
Equity share of earnings (losses)			4,300,000		(98,300,000)	(12,200,000)
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Gain related to the disposal of the Group's investments in equity securities without readily determinable fair value			86,100,000		0	9,600,000
Yixin
Investments in equity method investees
Percentage of equity interest acquired	35.00%	27.00%
Consideration in cash	¥ 127,500,000	¥ 200,000,000.0
Limited partnership invested to operate on-line game business
Investments in equity method investees
Consideration in cash			¥ 326,900,000
Aggregated cash consideration					¥ 295,100,000
Number of limited partnerships invested | LimitedPartnership			2	2	2
Alibaba
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values			¥ 2,650,400,000
Huatai
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values			578,900,000
Cash dividends received			12,700,000		¥ 12,700,000	20,900,000
Transsion
Equity investments with readily determinable fair values ("Available-for-sale securities" prior to adoption of ASU 2016-01)
Equity investments with readily determinable fair values			322,300,000
Certain of equity investments | Investment income, net
Equity investments without readily determinable fair value ("Equity investments" prior to adoption of ASU 2016-01)
Impairment provision related to certain of the equity investments			¥ 168,400,000		¥ 133,600,000	¥ 58,500,000